UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:   513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Common Stocks	Shares	Fair Value

DANAHER CORPORATION	56,770	$4,819,773
DOVER CORPORATION	42,200	2,916,864
EMERSON ELECTRIC COMPANY	59,350	3,360,397
NORFOLK SOUTHERN CORP	41,400	4,260,888
W.W. GRAINGER INC	12,800	3,018,368
12.3% - Total For Industrials		$18,376,290

AT&T INC.	84,640	2,763,496
1.8% - Total For Telecommunication Services		$2,763,496

COCA-COLA CO	108,680	4,406,974
J.M. SMUCKER COMPANY	42,450	4,912,739
NESTLE SA - SPONS ADR	82,700	6,220,739
PROCTER AND GAMBLE CO.	33,990	2,785,141
THE HERSHEY COMPANY	44,600	4,500,586
UNILEVER PLC - ADR	103,950	4,335,754
18.2% - Total For Consumer Staples		$27,161,933

NORDSTROM INC	64,850	5,208,752.00
TARGET CORPORATION	42,150	3,459,251.00
THE TJX COMPANIES INC	55,000	3,852,750.00
8.4% - Total For Consumer Discretionary		$12,520,753

CHEVRON CORP.	54,385	5,709,337
CONOCOPHILLIPS	62,900	3,916,154
HESS CORP	41,300	2,803,031
ROYAL DUTCH SHELL PLC-ADR	64,800	4,062,960
SCHLUMBERGER LTD	35,150	2,932,916
13.0% - Total For Energy		$19,424,398

EVER BANK FINANCIAL CORP	235,200	4,240,656.00
INVESCO LTD	76,450	3,034,301.00
MARSH & MCLENNAN COS INC	56,800	3,185,912.00
PARTNERRE LTD	27,200	3,109,776.00
RENAISSANCERE HOLDINGS	28,500	2,842,305.00
11.0% - Total For Financial Services		$16,412,950

ABBOTT LABORATORIES	104,600	4,846,118
OWENS & MINOR, INC.	125,500	4,246,920
ZIMMER HOLDINGS INC	41,100	4,830,072
9.3% - Total For Health Care		$13,923,110

ACCENTURE PLC - CLASS A	50,250	4,707,923.00
APPLE, INC.	23,760	2,956,457.00
CISCO SYSTEMS INC	159,000	4,376,475.00
LINEAR TECHNOLOGY CORP	55,600	2,602,080.00
MICROSOFT CORPORATION	62,105	2,524,879.00
ORACLE CORPORATION	112,700	4,863,005.00
QUALCOMM INC	59,130	4,100,074.00
SAP AG - SPONSORED ADR	66,150	4,774,045.00
20.7% - Total For Information Technology		$30,904,938

Total Common Stocks 94.7%		$141,487,868
(Identified Cost $117,120,631)

Cash Equivalents

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

First American Government Obligation Fund, Class Z**	7,990,793	7,990,793
Total Cash Equivalents 5.3%		$7,990,793
(Identified Cost $7,990,793)

Total Portfolio Value 100.0%		$149,478,661
(Identified Cost $125,111,424)

Other Assets in Excess of Liabilities 0.0%		$41,993

Total Net Assets 100.0%		$149,520,654

** Variable Rate Security; as of March 31, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Common Stocks	Shares	Fair Value

DANAHER CORPORATION	19,000	$1,613,100
DOVER CORPORATION	21,900	1,513,728
EMERSON ELECTRIC COMPANY	15,130	856,661
FLUOR CORPORATION	14,525	830,249
PROTO LABS INC*	8,100	567,000
3M COMPANY	6,540	1,078,773
UNION PACIFIC CORP	13,500	1,462,185
14.5% - Total For Industrials		$7,921,696

CVS HEALTH CORP	11,620	1,199,300
J.M. SMUCKER COMPANY	9,560	1,106,379
NESTLE SA - SPONS ADR	21,020	1,581,136
PROCTER AND GAMBLE CO.	11,700	958,698
THE FRESH MARKET INC*	12,850	522,224
TREEHOUSE FOODS INC*	13,000	1,105,260
9.9% - Total For Consumer Staples		$6,472,997

CABELA'S INC*	10,050	562,599
MICHAEL KORS HOLDINGS LTD*	15,820	1,040,165
NORDSTROM INC	14,300	1,148,576
POLARIS INDUSTRIES INC	3,850	543,235
PRICELINE GROUP INC*	1,030	1,199,074
THE TJX COMPANIES INC	17,900	1,253,895
THE WALT DISNEY CO	10,500	1,101,345
10.3% - Total For Consumer Discretionary		$6,848,889

BAKER HUGHES INC	16,760	1,065,601
CHEVRON CORP.	10,370	1,088,642
CONTINENTAL RESOURCES INC*	9,400	410,498
EOG RESOURCES INC	17,340	1,589,905
SCHLUMBERGER LTD	16,005	1,335,457
10.1% - Total For Energy		$5,490,103

AXIS CAPITAL HOLDINGS	20,650	1,065,127
EVER BANK FINANCIAL CORP	56,300	1,015,089
INVESCO LTD	27,500	1,091,475
PRA GROUP INC*	28,525	1,549,478
WESTERN ALLIANCE BANCORP*	41,875	1,241,175
11.0% - Total For Financial Services		$5,962,344

ACTAVIS PLC*	3,900	1,160,718
ANALOGIC CORP	12,050	1,095,345
BIOGEN IDEC INC*	2,920	1,232,941
MEDNAX INC*	16,300	1,181,913
VERTEX PHARMACEUTICALS*	10,200	1,203,294
10.8% - Total For Health Care		$5,874,211

APPLE INC	16,560	2,060,561
EMC CORPORATION	34,550	883,098
FEI COMPANY	6,700	511,478
FACEBOOK INC - CLASS A*	9,800	805,707
FORTINET INC*	17,150	599,392
GOOGLE INC - CLASS A*	920	510,324
GOOGLE INC - CLASS C*	920	504,160
IPG PHOTONICS CORP*	7,500	695,250

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

ORACLE CORPORATION	36,200	1,562,030
QUALCOMM INC	14,000	970,760
RED HAT INC*	16,000	1,212,000
RUCKUS WIRELESS INC*	44,000	566,280
SAP AG - SPONSORED ADR	13,300	959,861
THE ULTIMATE SOFTWARE GRP*	3,575	607,589
22.9% - Total For Information Technology		$12,448,490

Total Common Stocks 89.5%		$51,018,730
(Identified Cost $38,041,306)

Cash Equivalents

First American Government Obligation Fund, Class Z**	3,334,354	3,334,354
Total Cash Equivalents 6.1%		$3,334,354
(Identified Cost $3,334,354)

Total Portfolio Value 95.6%		$54,353,084
(Identified Cost $41,375,659)

Liabilities in Excess of Other Assets -0.1%		$(64,057)

Total Net Assets 100.0%		$54,289,027

* Non-income producing security.

** Variable Rate Security; as of March 31, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Common Stocks	Shares	Fair Value

AVERY DENNISON CORP	9,700	513,227
BOISE CASCADE COMPANY*	14,000	524,440
FLOTEK INDUSTRIES INC*	32,000	471,680
KAPSTONE PAPER AND PACK	21,000	689,640
VALSPAR CORP	6,700	563,001
WESTLAKE CHEMICAL CORP*	6,000	431,640
7.1% - Total For Materials		$3,193,628

ALAMO GROUP INC	15,000	946,950
CARLISLE COS INC	4,100	379,783
CIRCO INTERNATIONAL	9,700	530,590
COPA HOLDINGS SA - CL A	2,200	222,134
DELUXE CORP	11,100	769,008
DOVER CORPORATION	8,000	552,960
FLOWSERVE CORPORATION	8,800	497,112
FLUOR CORPORATION	7,100	405,836
GENERAC HOLDINGS INC*	7,000	340,830
HILLENBRAND INC	18,000	555,660
LINCOLN ELECTRIC HOLDINGS	4,600	300,794
OLD DOMINION FREIGHT LINE*	6,300	486,990
ORBITAL ATK INC	3,600	275,868
PENTAIR PLC	9,000	566,010
POWELL INDUSTRIES	8,700	293,799
PROTO LABS INC*	8,000	560,000
SNAP-ON INC	3,100	455,886
TRINITY INDUSTRIES INC	15,800	561,058
UNITED STATIONERS INC	12,400	508,276
WATSCO INC	2,900	364,530
21.2% - Total For Industrials		$9,574,074

CHURCH & DWIGHT CO INC	6,000	512,520
ENERGIZER HOLDING INC	2,700	372,735
HERBALIFE LTD.*	4,500	192,420
INGREDION, INC.	3,600	280,152
J.M. SMUCKER COMPANY	4,500	520,785
NU SKIN ENTERPRISES CL A	5,000	301,050
THE FRESH MARKET INC*	9,000	365,760
TREEHOUSE FOODS INC*	7,200	612,144
7.0% - Total For Consumer Staples		$3,157,566

ADVANCE AUTO PARTS INC	2,800	419,132
AMC NETWORKS INC*	4,600	352,544
AUTOZONE INC*	700	477,512
FOOT LOCKER INC	6,000	378,000
GENTEX CORPORATION	23,600	431,880
G-III APPAREL GROUP LTD	5,500	619,575
GNC HOLDINGS, INC.-CL A	5,600	274,792
HANESBRANDS INC	12,000	402,120
HELEN OF TROY LTD*	4,300	350,407
LKQ CORP*	15,800	403,848
MICHAEL KORS HOLDINGS LTD*	4,300	282,725
NORDSTROM INC	8,500	682,720
POLARIS INDUSTRIES INC	3,300	465,630
STEVEN MADDEN LTD*	18,600	706,800
THOR INDUSTRIES INC	10,700	676,347
VISTA OUTDOOR INC*	7,200	308,304

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

16.0% - Total For Consumer Discretionary		$7,232,336

HELMERICH & PAYNE INC	6,000	408,420
HOLLYFRONTIER CORP	7,600	306,052
OCEANEERING INTL INC	4,400	237,292
PATTERSON-UTI ENERGY INC	11,300	212,158
RPC INC	17,100	219,051
US SILICA HOLDINGS INC	21,700	772,737
4.8% - Total For Energy		$2,155,710

ARGO GROUP INTERNATIONAL	9,240	463,386
ASSURANT INC	6,000	368,460
AXIS CAPITAL HOLDINGS	14,500	747,910
BERKSHIRE HILLS BANCORP	22,000	609,400
ENDURANCE SPECIALTY HOLD	7,300	446,322
EVER BANK FINANCIAL CORP	36,000	649,080
EVEREST RE GROUP LTD	3,200	556,800
FNF GROUP	11,500	422,740
GERMAN AMER. BANCORP	20,000	588,600
HOME BANCSHARES INC.	11,000	372,790
LAKELAND BANCORP INC	25,100	288,650
PARTNERRE LTD	5,200	594,516
PRA GROUP INC*	12,000	651,840
PRINCIPAL FINANCIAL	7,700	395,549
REINISURANCE GROUP OF AMERICA	4,500	419,355
RENAISSANCERE HOLDINGS	6,000	598,380
UNUM GROUP	9,100	306,943
WESTERN ALLIANCE BANCORP*	25,000	741,000
20.4% - Total For Financial Services		$9,221,721

ANALOGIC CORP	6,700	609,030
MEDNAX, INC.*	10,000	725,100
OWENS & MINOR INC	17,800	602,352
UNITED THERAPEUTICS CORP.*	5,300	913,905
UNIVERSAL HEALTH SERVICE-B	4,000	470,840
VCA INC*	7,300	400,186
8.2% - Total For Health Care		$3,721,413

AMDOCS LIMITED	7,300	397,120
BROCADE COMMUNICATIONS	59,300	703,594
FLIR SYSTEMS INC	9,800	306,544
IPG PHOTONICS CORP.*	7,000	648,900
NEUSTAR INC - CLASS A*	14,600	359,452
PC CONNECTION INC*	27,000	704,430
RED HAT INC*	11,700	886,275
UBIQUITI NETWORKS INC	13,700	404,835
9.7% - Total For Information Technology		$4,411,150

UGI CORPORATION	10,800	351,972
WISCONSIN ENERGY CORP	12,100	598,950
2.1% - Total For Utilities		$950,922

Total Common Stocks 96.5%		$43,618,520
(Identified Cost $35,789,346)

Real Estate Investment Trusts (REITs)

LEXINGTON REALTY TRUST	53,000	520,990

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

RETAIL PROPERTIES OF AMERICA	19,900	318,997
Total REITs 1.9%		$839,987
(Identified Cost $757,655)

Cash Equivalents

First American Government Obligation Fund, Class Z**	713,463	713,463
Total Cash Equivalents 1.5%		$713,463
(Identified Cost $713,463)

Total Portfolio Value 99.9%		$45,171,970
(Identified Cost $37,260,464)

Other Assets in Excess of Liabilities 0.1%		$66,589

Total Net Assets 100.0%		$45,238,559

* Non-income producing security.

** Variable Rate Security; as of March 31, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Real Estate Investment Trusts (REITs)

AMERICAN CAMPUS COMMUNITY	700	$30,009
APARTMENT INVT & MGMT CO	2,624	103,281
AVALONBAY COMMUNITIES INC	2,009	350,068
CAMDEN PROPERTY TRUST	1,600	125,008
EQUITY LIFESTYLES PRTY	1,500	82,425
EQUITY RESIDENTIAL	5,500	428,230
ESSEX PROPERTY TRUST INC	865	198,864
HOME PROPERTIES OF NY INC	1,100	76,219
MID AMERICA APT COMM INC	1,630	125,950
POST PROPERTIES INC	1,400	79,702
SENIOR HOUSING PROPERTIES	3,500	77,665
SUN COMMUNITIES INC	650	43,368
UDR, INC.	3,807	129,552
16.2% - Total For Residential		$1,850,341

AMERICAN TOWER CORP	6,200	583,730
BRANDYWINE REALTY TRUST	3,000	47,940
COUSINS PROPERTIES INC	3,500	37,100
DOUGLAS EMMETT INC	2,500	74,525
LEXINGTON REALTY TRUST	3,500	34,405
NATIONAL RETAIL PROP.	2,250	92,182
PUBLIC STORAGE	2,550	502,707
PS BUSINESS PARKS INC	500	41,520
RETAIL PROPERTIES OF AMER	5,000	80,150
URBAN EDGE PROPERTIES	1,530	36,261
VORNADO REALTY TRUST	3,061	342,832
16.4% - Total For Diversified		$1,873,352

HCP, INC.	7,100	306,791
HEALTH CARE REIT, INC	5,150	398,404
HEALTHCARE REALTY TRUST	1,500	41,670
LTC PROPERTIES, INC.	650	29,900
MEDICAL PROPERTIES TRUST	2,800	41,272
OMEGA HEALTHCARE INVESTOR	2,000	81,140
UNIVERSAL HEALTH RLTY	300	16,875
VENTAS, INC.	5,000	365,100
11.2% - Total For Health Care Facilities		$1,281,152

DIAMONDROCK HOSPITALITY	4,000	56,520
HOST HOTELS & RESORTS INC	12,654	255,358
LASALLE HOTEL PROPERTIES	1,500	58,290
RLJ LODGING TRUST	2,500	78,275
RYMAN HOSPITALITY PROP.	1,000	60,910
STRATEGIC HOTELS & RESORT*	5,000	62,150

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

PEBBLEBROOK HOTEL TRUST	1,200	55,884
SUNSTONE HOTEL INVESTORS	3,027	50,460
5.9% - Total For Hotels/Motels		$677,847

ALEXANDRIA REAL EST EQU	1,500	147,060
BOSTON PROPERTIES, INC.	2,420	339,962
EQUITY COMMONWEALTH*	1,700	45,135
CORPORATE OFFICE PROP.	2,000	58,760
DIGITAL REALTY TRUST	2,300	151,708
DUKE REALTY CORPORATION	5,000	108,850
HIGHWOODS PROPERTIES	1,700	77,826
KILROY REALTY CORP.	1,545	117,683
LIBERTY PROPERTY TRUST	2,661	94,998
MACK-CALI REALTY CORP.	1,500	28,920
PIEDMONT OFFICE REAL CL A	3,500	65,135
10.9% - Total For Office		$1,236,037

BIOMED REALTY TRUST INC	2,500	56,650
CUBESMART	2,500	60,375
DCT INDUSTRIAL TRUST,INC.	1,375	47,658
EASTGROUP PROPERTIES	600	36,084
EXTRA SPACE STORAGE INC	1,750	118,247
PROLOGIS, INC.	8,056	350,919
SOVRAN SELF STORAGE, INC.	600	56,364
6.4% - Total For Industrial		$726,297

ACADIA REALTY TRUST	1,000	34,880
ALEXANDER'S, INC.	100	45,658
CBL & ASSOCIATES PROP	2,394	47,401
DDR CORPORATION	7,055	131,364
DUPONT FABROS TECH INC	1,800	58,824
EPR PROPERTIES	1,000	60,030
EQUITY ONE INC	1,600	42,704
FEDERAL REALTY INVS TRUST	1,000	147,210
GENERAL GROWTH PROPERTIES	12,600	372,330
HOSPITALITY PROPERTIES TR	3,300	108,867
KIMCO REALTY CORPORATION	6,567	176,324
MACERICH COMPANY	2,192	184,851
REALTY INCOME CORP	4,319	222,860
REGENCY CENTERS CORP	1,375	93,555
SIMON PROPERTY GROUP INC	4,854	949,637
SL GREEN REALTY CORP	1,500	192,570
TANGER FACTORY OUTLET CEN	2,000	70,340
TAUBMAN CENTERS INC	1,300	100,269
WP GLIMCHER, INC.	3,353	55,760
WASHINGTON REAL ESTATE	1,500	41,445
WEINGARTEN REALTY INVST	2,500	89,950
28.3% - Total For Retail		$3,226,829

PLUM CREEK TIMBER CO INC	2,500	108,625
RAYONIER, INC.	2,000	53,920
WEYERHAEUSER CO	9,200	304,980
4.1% - Total For Timber		$467,525

Total REITs 99.4%		$11,339,380
(Identified Cost $5,919,154)

Cash Equivalents

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

First American Government Obligation Fund, Class Z**	48,921	48,921
Total Cash Equivalents 0.4%		$48,921
(Identified Cost $48,921)

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Total Portfolio Value 99.8%	$11,388,301
(Identified Cost $5,968,075)

Other Assets in Excess of Liabilities 0.2%	$20,773

Total Net Assets 100.0%	$11,409,074

* Non-income producing security.

** Variable Rate Security; as of March 31, 2015, the 7 day yield was 0.01%.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Common Stocks	Shares	Fair Value

AGRIUM, INC.	1,400	$145,978
AIR LIQUIDE SA - ADR	3,777	97,050
ANGLOGOLD ASHANTI - ADR	6,000	56,040
ANTOFASASTA PCL - ADR	5,900	128,178
BASF AG - SPONSORED ADR	750	74,599
BHP BILLITON LTD - ADR	2,550	118,498
BHP BILLITON PLC - ADR	2,400	106,224
Newcrest Mining Ltd	7,400	75,073
Nippon Steel & Sumitomo M	3,530	88,797
Nitto Denko Corp	4,000	134,200
POSCO ADR	1,400	76,524
RIO TINTO PLC - ADR	1,570	64,998
SYNGENTA AG - ADR	1,700	115,277
6.6% - Total For Materials		$1,281,436

ABB LIMITED - ADR	2,900	61,393
ATLAS COPCO AB - ADR	2,700	87,440
BAE SYSTEMS PLC - ADR	5,140	159,109
Bunzl PLC	4,000	108,400
CANADIAN NATL RAILWAY CO	1,400	93,618
CANADIAN PACIFIC RAILWAY	800	146,160
CEMEX ADR	9,366	88,696
ITOCHU Corp	3,000	65,220
Komatsu Ltd	6,900	135,240
KONINKLIJKE PHILIPS	3,557	100,805
Mitsubishi Corp	2,570	103,944
Mitsui & Co Ltd	300	80,700
Schneider Electric SE	10,000	154,900
SENSATA TECHNOLOGIES	3,200	183,840
SIEMENS AG - ADR	900	97,380
Sumitomo Corp	7,500	80,325
Volvo AB	8,000	96,240
9.5% - Total For Industrials		$1,843,410

AMERICA MOVIL-ADR SERIESL	4,460	91,252
BT GROUP PLC - SPON ADR	1,600	104,272
CHINA MOBILE HK -SPON ADR	2,700	175,581
Chunghwa Telecom Co Ltd	2,440	78,251
Deutsche Telekom AG	5,950	108,498
KDDI Corp	14,400	244,512
MILLICOM INTL CELLULAR SA	1,800	129,870
MTN Group Ltd	2,390	40,761
NIPPON TELEGRAPH CORP-ADR	2,850	87,837
Orange SA	5,896	94,395
PHILIPPINE LONG DIST ADR	1,800	112,482
SK TELECOM CO LTD - ADR	3,400	92,514
SoftBank Corp	4,300	125,023
TELEF BRASIL - ADR	7,400	113,146
TELEFONICA S.A. - ADR	4,849	69,583
Vivendi SA	3,504	86,934
VODAFONE GROUP PLC - ADR	2,727	89,118
9.5% - Total For Telecommunication Services		$1,844,029

Coca-Cola Amatil Ltd	4,760	39,103
Coca-Cola Femsa SAB de CV	1,000	79,860

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Danone SA	6,073	82,046
Koninklijke Ahold NV	4,892	96,177
L'Oreal SA	4,200	154,350
NESTLE SA - SPONS ADR	4,140	311,413
RECKITT BENCKISER - ADR	6,800	116,348
Sun Art Retail Group Ltd	7,000	60,060
TESCO PLC-SPONSORED ADR	10,500	112,455
UNILEVER N.V., NY SHARES	2,500	104,400
UNILEVER PLC - ADR	5,730	238,998
Wal-Mart de Mexico SAB de	4,000	99,640
7.7% - Total For Consumer Staples		$1,494,850

ADIDAS AG - SPONS ADR	2,000	79,100
DAIMLER AG	1,950	188,380
Hennes & Mauritz AB	14,300	115,258
HONDA MOTOR CO LTD - ADR	1,940	63,554
MAGNA INTERNATIONAL INC	5,000	268,300
Marks & Spencer Group PLC	5,000	78,800
Naspers Ltd	650	100,376
Sky PLC	1,700	100,402
SONY CORP-SPONSORED ADR	5,730	153,449
TATA MOTORS LTD - ADR	4,100	184,746
TOYOTA MOTOR CORP - ADR	2,210	309,157
VOLKSWAGEN AG SPONS ADR	1,720	88,150
WPP PLC	1,300	147,901
9.6% - Total For Consumer Discretionary		$1,877,573

BG GROUP PLC - ADR	6,100	75,366
BP PLC - ADR	2,298	89,875
CNOOC LTD. - ADR	360	51,055
ENI SPA - ADR	1,770	61,260
Inpex Corp	7,000	76,790
LUKOIL - ADR	2,300	105,639
PETROCHINA CO LTD ADR	1,800	200,178
PETROLEO BRASILEIRO - ADR	5,620	33,776
ROYAL DUTCH SHELL PLC-ADR	3,700	231,990
STATOIL ASA SPON ADR	3,200	56,288
SUNCOR ENERGY, INC.	3,200	93,600
TECHNIP SA-ADR	6,200	93,806
TOTAL SA ADR	2,300	114,218
Woodside Petroleum Ltd	4,300	112,574
7.2% - Total For Energy		$1,396,415

ALLIANZE SE - ADR	7,900	137,499
AUST & NZ BANKING GROUP	6,400	177,856
BANCO BRADESCO - ADR	15,720	145,882
Banco de Chile	931	62,433
BANCO SANTANDER S.A.-ADR	9,100	67,795
BANK OF MONTREAL	1,240	74,363
BANK OF NOVA SCOTIA	1,800	90,414
BARCLAYS PLC - ADR	6,454	94,035
BNP PARIBAS - ADR	3,390	102,802
Cheung Kong Holdings Ltd	8,000	161,520
Credit Suisse Group AG	3,666	98,725
Deutsche Boerse AG	16,000	129,680
Grupo Financiero Santande	4,300	46,956
HDFC Bank Ltd	3,900	229,671

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

HSBC HOLDINGS PLC - ADR	5,292	225,386
ICICI Bank Ltd	8,800	91,168
Industrial & Commercial B	22,900	338,004
Itau Unibanco Holding SA	10,400	115,024
KB Financial Group Inc	2,400	84,336
Macquarie Group Ltd	1,887	110,937
MANULIFE FINANCIAL CORP	4,420	75,184
Mitsubishi Estate Co Ltd	4,000	93,180
Mitsubishi UFJ Financial	34,300	213,346
National Australia Bank L	12,080	176,428
ORIX Corp	1,750	123,095
Prudential PLC	3,900	194,532
ROYAL BANK OF CANADA	1,600	96,576
Sumitomo Mitsui Financial	24,100	186,534
Sun Hung Kai Properties L	5,450	84,366
Swiss Re AG	1,100	106,254
TOKIO MARINE HOLDINGS ADR	6,000	226,650
TORONTO-DOMINION BANK	3,400	145,690
UBS AG - REG	4,800	89,644
United Overseas Bank Ltd	5,300	176,755
Westpac Banking Corp	4,650	139,082
ZURICH INS GRP AG - ADR	3,240	109,334
24.7% - Total For Financial Services		$4,821,136

Astellas Pharma Inc	12,400	203,050
ASTRAZENECA PLC - ADR	2,700	184,761
Bayer AG	1,900	285,503
Dr Reddy's Laboratories L	3,340	190,714
NOVARTIS AG ADR	2,480	244,553
NOVO NORDISK A/S ADR	4,300	229,577
ROCHE HOLDING AG - ADR	9,020	310,108
SHIRE PLC ADR	400	95,716
Takeda Pharmaceutical Co	3,320	83,133
TEVA PHARMACEUTICAL - ADR	4,700	292,810
10.9% - Total For Health Care		$2,119,925

ASML HOLDING N.V.	1,162	117,397
BAIDU, INC. - ADR	600	125,040
CHECK POINT SOFTWARE	1,720	140,988
ERICSSON (LM) TEL - ADR	12,900	161,895
LENOVO GROUP LTD - ADR	5,400	157,410
MERCADOLIBRE INC	1,200	147,024
OPEN TEXT CORPORATION	1,600	84,624
SAP AG - SPONSORED ADR	5,400	389,718
Siliconware Precision Ind	13,300	108,794
TAIWAN SEMICONDUCTOR ADR	13,100	307,588
Tencent Holdings Ltd	6,500	123,305
United Microelectronics C	44,930	109,629
10.1% - Total For Information Technology		$1,973,412

Centrica PLC	7,000	105,105
Enel SpA	21,100	94,528
ENERSIS S.A.	7,400	120,324
Iberdrola SA	3,578	92,223
KOREA ELEC POWER CORP ADR	5,100	104,550
2.6% - Total For Utilities		$516,730

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Total Common Stocks 98.4%		$19,168,916
(Identified Cost $15,645,666)

Cash Equivalents

First American Government Obligation Fund, Class Z**	256,898	256,898
Total Cash Equivalents 1.3%		$256,898
(Identified Cost $256,898)

Total Portfolio Value 99.7%		$19,425,814
(Identified Cost $15,902,564)

Other Assets in Excess of Liabilities 0.3%		$57,659

Total Net Assets 100.0%		$19,483,473

* Non-income producing security.

** Variable Rate Security; as of March 31, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	3,000,000	$3,080,895.00
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	3,795,000	4,273,162.00
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	1,784,000	1,912,958.00
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,727,000	1,952,810.00
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,548,736.00
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,391,327.00
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	3,445,000	3,682,164.00
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	1,004,668.00
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/216	3,000,000	3,002,949.00
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	3,000,000	3,077,670.00
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018**	746,000	780,942.00
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	829,000	830,942.00
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,835,000	3,025,742.00
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,020,029.00
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,559,133.00
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,534,000	1,809,996.00
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017	1,000,000	1,118,325.00
PNC Funding Corp. Bank Guarantee Notes, 5.250% Due 11/15/2015	1,267,000	1,300,237.00
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	935,256.00
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,488,600.00
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	120,638.00
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	630,000	693,861.00
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,250,000	1,275,977.00
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	3,000,000	3,075,009.00
US Bank NA Subordinated Notes, 3.778% Due 04/29/2020	1,300,000	1,302,348.00
Wells Fargo & Company Subordinated Notes, 5.606% Due 01/15/2044	4,500,000	5,449,050.00
23.7% - Total For Corporate Bonds: Bank and Finance		$54,713,424

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,065,406
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	3,230,000	3,317,862
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,951,701
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	930,231
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,318,103
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,000,000	1,002,082
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	910,000	919,922
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	2,500,000	2,664,873
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	1,435,000	1,453,440
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020	3,898,000	3,930,517
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,904,638
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	3,645,000	3,946,310
Kroger Co. Senior Unsecured Notes, 2.200% Due 01/15/2017	92,000	93,566
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,710,928
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,000,000	1,154,558
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,255,324
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,148,474
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	6,032,824
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	2,770,000	2,843,458
19.3% - Total For Corporate Bonds: Industrial		$44,644,217

AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,651,264
Georgia Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	1,000,000	1,032,159
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,282,674
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,369,954
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	2,511,000	2,767,958
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	358,068
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,302,110
Verizon Communications Senior Unsecured Notes, 6.550% Due 09/15/2043	397,000	516,957
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055*	3,842,000	3,762,628
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	876,974
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,951,121
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,130,139
9.1% - Total For Corporate Bonds: Utilities		$21,002,006

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	5,985,240	6,096,063
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	7,745,475	7,809,011
United States Treasury Notes, 2.750% Due 08/15/2042	2,250,000	2,341,933
United States Treasury Notes, 2.750% Due 11/15/2042	8,425,000	8,756,077

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

United States Treasury Notes, 2.000% Due 04/30/2016	5,500,000	5,598,829
13.2% - Total For United States Government Treasury Obligations		$30,601,913

Government Agency Obligations
FHLB Step-up Coupon Notes, 0.750% Due 01/30/2020**	5,000,000	5,002,310
FHLMC Step-up Coupon Notes, 0.500% Due 09/09/2017**	5,115,000	5,119,169
FHLMC Step-up Coupon Notes, 1.000% Due 08/28/2019**	3,000,000	3,004,923
FHLMC Step-up Coupon Notes, 1.000% Due 01/28/2020**	4,480,000	4,482,549
7.6% - Total For United States Government Agency Obligations		$17,608,951

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	3,871,644	4,039,488
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	728,562	797,704
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	380,283	423,397
FHLMC CMO Series 3098 Class KE, 5.500% Due 09/15/2034	9,152	9,148
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	373,729	386,463
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	766,329	811,390
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	1,737,913	1,808,139
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/15/2041	1,935,992	1,991,038
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	2,664	3,293
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	1,265,299	1,385,321
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	2,588,495	2,918,112
FHLMC Partner Certificate Pool 780439, 2.348% Due 04/01/2033**	161,735	171,443
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,573,795	1,707,970
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	159,956	161,123
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	4,851,355	5,068,473
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	1,403	1,500
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	854,095	953,561
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	320,765	368,477
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	1,230,898	1,391,187
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	185,371	196,971
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	856,332	968,401
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	2,458,366	2,628,289
GNMA II Pool 2658, 6.500% Due 10/20/2028	34,028	40,568
GNMA II Pool 2945, 7.500% Due 07/20/2030	6,875	8,581
GNMA II Pool 4187, 5.500% Due 07/20/2038	34,123	36,471
GNMA II Pool 4847, 4.000% Due 11/20/2025	716,483	761,060
GNMA Pool 780400, 7.000% Due 12/15/2025	4,252	5,056
GNMA Pool 780420, 7.500% Due 08/15/2026	2,337	2,782
GNMA Pool 781397, 5.500% Due 02/15/2017	13,068	13,425
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	606,005	630,920
12.9% - Total For Government Agency Obligations - Mortgage Backed Securities		$29,689,751

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.350% Due 11/28/2017	240,000	240,728
0.1% - Total Certificates of Deposit		$240,728

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	640,000	641,677
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,162,400
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,516,106
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,955,600
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/01/2016	2,480,000	2,551,573
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,341,187
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,727,781
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,461,790
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,077,721
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,760,860
8.8% - Total For Taxable Municipal Bonds		$20,196,695

Non-Taxable Municipal Bonds
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	2,735,000	3,105,483
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	1,165,000	1,347,928
1.9% - Total For Non-Taxable Municipal Bonds		$4,453,411

Total Fixed Income Securities - Bonds 96.6%		$223,151,096
(Identified Cost $213,324,772)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	154,977	4,024,753
Total Preferred Stocks 1.7%		$4,024,753
(Identified Cost $3,888,768)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Cash Equivalents

First American Government Obligation Fund, Class Z, 0.01%**	1,923,485	1,923,485
Total Cash Equivalents 0.8%		$1,923,485
(Identified Cost $1,923,485)

Total Portfolio Value 99.1%		$229,099,334
(Identified Cost $219,137,025)

Liabilities in Excess of Other Assets 0.9%		$2,048,440

Total Net Assets 100%		$231,147,774

** Variable Rate Security; the rate shown is as of Smarch 31, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited, 5.000% Due 12/01/2024	400,000	488,352
Cincinnati Ohio GO, 5.000% Due 12/01/2017*	75,000	$77,387
Cincinnati Ohio Various Purpose GO Unlimited, 2.000% Due 12/01/2024	100,000	96,655
Gahanna Ohio GO (AMBAC Insured), 5.000% Due 12/01/2018*	400,000	412,868
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	198,744
Hudson City Ohio GO Limited, 5.000% Due 12/01/2035*	200,000	206,434
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	406,050
Mentor Ohio GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	144,428
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	40,000	44,448
Xenia Ohio GO Limited, 2.000% Due 12/01/2017	200,000	205,540
3.7% - Total For General Obligation - City		$2,280,906

Clark County Ohio GO Limited Bond Anticipation Notes, 0.500% Due 05/27/2015	500,000	500,035
Campbell County Kentucky GO Unlimited (XLCA Insured), 4.000% Due 12/01/2016	250,000	260,073
Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	349,320
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	482,899
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	176,325
Indianapolis-Marion County Indiana Public Library GO Limited., 2.000% Due 07/01/2016	430,000	437,774
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	282,280
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	340,809
4.6% - Total For General Obligation - County		$2,829,515

Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	213,302
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	984,095
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	392,677
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	608,870
3.6% - Total For General Obligation - State		$2,198,944

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	960,535
Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	345,687
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	148,863
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	308,892
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	279,482
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	360,368
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	263,908
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	309,684
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	651,894
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	542,210
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	200,226
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,151,873
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	116,708
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	325,191
Miami University Ohio Revenue (AMBAC Insured), 5.000% Due 09/01/2015	250,000	254,803
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	165,375
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	157,190
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	171,239
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	287,708
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	174,076
Ohio State University Revenue, 4.000% Due 12/01/2015	740,000	758,581
Ohio University General Receipts Revenue Bond, 3.000% Due 12/01/2015	200,000	203,664
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	154,228
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	131,946
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	330,198
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	748,150
University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	400,106
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	306,032
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	352,605
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2016	140,000	147,532
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020*	250,000	277,730
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	553,340
University of Cincinnati - University Center Project Certificate of Participation, 5.000% Due 06/01/2022	400,000	402,064
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	349,836
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,016,396
21.8% - Total For Higher Education		$13,308,320

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 05/15/2016	375,000	394,226
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	137,511
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	323,387
Butler County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital (National RE Insured), 5.000% Due 05/15/2031	400,000	414,532
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	372,229
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,115,528
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	569,605
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	364,206
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	197,739
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	487,616
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	545,153
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	291,515
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	595,690
Wisconsin Health and Educational Facilities Revenue - Meriter Hospital Inc., 4.000% Due 05/01/2015*	125,000	125,373
9.7% - Total For Hospital/Health Bonds		$5,934,310

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015	100,000	101,585
Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015*	50,000	50,849
Franklin County Ohio Convention Facilities Authority Revenue, 5.000% Due 12/01/2022	500,000	605,250
Fulton County Georgia Public Purpose Project Certificates of Participation, 5.000% Due 11/01/2015	180,000	184,327
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	318,207
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	222,738
Knox County Ohio Career Center Certificates of Participation, 2.000% Due 12/01/2015	120,000	121,376
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	884,355
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	161,090
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	539,870
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	107,485
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	100,681
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	204,340
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	164,115
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	324,107
6.7% - Total For Revenue Bonds - Facility		$4,090,375

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	267,678
Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2017	400,000	439,576
Butler County Ohio Sewer System Revenue (AGM Insured), 5.000% Due 12/01/2015	125,000	128,920
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	427,200
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023	120,000	142,471
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	12,261
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	300,285
Dallas Texas Waterworks and Sewer System Revenue, 5.000% Due 10/01/2015	350,000	358,298
Evansville Indiana Waterworks District Revenue, 5.000% Due 01/01/2022	300,000	353,403
Kentucky Rural Water Financing Corp. Public Project Revenue, 2.000% Due 02/01/2016	500,000	505,980
Green County Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018*	145,000	149,615
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021*	500,000	515,915
Lima Ohio Sanitary Sewer Revenue, 3.000% Due 12/01/2016	280,000	291,082
Lima Ohio Sanitary Sewer Revenue, 5.000% Due 12/01/2024	200,000	232,840
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	338,305
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	273,893
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	405,157
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	340,683
Winston-Salem North Carolina Water and Sewer System Revenue, 5.000% Due 06/01/2017*	200,000	201,572
9.3% - Total For Revenue Bonds - Water & Sewer		$5,685,134

Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	440,302
Blue Ash Ohio Income Tax Revenue, 2.000% Due 12/01/2015	190,000	191,966
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	164,495
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	114,797
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	244,694
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	116,620
Lorain County Ohio Port Authority Revenue Bond Anticipation Notes, 1.000% Due 11/04/2015	420,000	421,432
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020*	600,000	686,448
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	301,540
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2023	500,000	614,285
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	334,998
Ohio Major New Street Infrastructure Project Revenue, 5.000% Due 06/15/2015	100,000	100,984
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016*	100,000	104,023
6.3% - Total For Other Revenue Bonds		$3,836,584

Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	507,970
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	128,185
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	326,765
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	314,532
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	117,893
Columbus Ohio CSD GO, 5.000% Due 12/01/2020*	150,000	173,331
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2015	130,000	131,508
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2016	125,000	127,978
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	191,291
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	599,410
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	490,690
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	384,097
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	121,237
Hamilton Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2019	300,000	347,013
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2018	250,000	282,985
Talawanda Ohio SD GO Limited, 3.000% Due 12/01/2016	120,000	125,012
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	103,177
Hardin County Kentucky SD Finance Corp. Revenue, 5.000% Due 05/01/2024	500,000	604,560
Keller Texas Independent SD GO Unlimited, 4.500% Due 02/15/2020	250,000	281,312
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	169,395
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	331,701
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	270,945
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	256,125
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	137,364
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	419,191
Loveland Ohio CSD School Improvement GO Unlimited, 5.000% Due 12/01/2015	100,000	103,116
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	104,876
Mariemont Ohio CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	516,550
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	174,137
Marion County Kentucky SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	132,136

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2015 - Unaudited

Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	183,473
Mason Ohio CSD, 5.000% Due 12/01/2015*	30,000	30,965
Mason Ohio CSD (FGIC Insured), 5.000% Due 12/01/2015	105,000	108,285
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	161,632
Medina Ohio CSD GO, 5.000% Due 12/01/2023*	280,000	282,176
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,205,303
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	153,995
Pickerington Ohio LSD GO (National RE Insured), 4.500% Due 12/01/2023	500,000	528,835
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	282,904
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020	200,000	224,632
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	101,698
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	349,838
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	453,915
Sycamore Ohio Community SD GO, 4.375% Due 12/01/2018	400,000	425,616
Sylvania Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	300,000	325,656
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	269,574
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	191,229
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	321,050
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	265,867
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	519,179
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	169,730
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	224,946
24.1% - Total For School District		$14,754,980

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,195,712
Kentucky Property and Buildings Commission Revenue, 5.000% Due 10/01/2023	350,000	424,043
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2029	600,000	712,320
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	463,478
Ohio Building Authority Revenue (National Re Insured), 5.000% Due 10/01/2016	100,000	106,809
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	248,196
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	199,980
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	156,999
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	409,857
6.4% - Total For State Agency		$3,917,394

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	15,000	15,244
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	285,000	302,080
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	65,000	67,997
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	195,000	199,005
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	275,000	288,123
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	145,000	149,939
1.7% - Total For Housing		$1,022,388

Total Municipal Income Securities - Bonds 97.9%		$59,858,850
(Identified Cost $57,442,595)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund, 0.01%**	807,771	807,771
Total Cash Equivalents 1.3%		$807,771
(Identified Cost $807,771)

Total Portfolio Value 99.2%		$60,666,621
(Identified Cost $58,250,366)

Other Assets in Excess of Liabilities 0.8%		$505,466

Total Net Assets 100.0%		$61,172,087

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2015, these bonds represented 5.41% of total assets.

** Variable Rate Security; the rate shown is as of March 31, 2015.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	$1,025,518
BB&T Corp. Subordinated Notes, 0.561% Due 09/13/2016**	1,480,000	1,474,610
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,090,000	1,166,450
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,270,000	1,295,227
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,340,000	1,374,780
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	635,000	702,846
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	1,200,000	1,202,810
Manufacturers and Traders Trust Co. Senior Unsecured Bank Notes, 0.527% Due 03/07/2016**	1,200,000	1,200,211
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,224,035
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,600,922
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,349,359
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	1,250,000	1,376,708
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,000,000	1,020,782
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,127,503
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,623,000	1,732,429
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,437,000	1,465,826
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,458,062
26.5% - Total Finance		$21,798,078

Industrial
Becton Dickinson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,200,000	1,213,120
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	845,000	888,701
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,065,000	1,141,283
Enterprise Products Operating LLC Senior Unsecured Notes, 6.300% Due 09/15/2017	1,245,000	1,389,856
General Electric Capital Corp. Senior Unsecured Notes, 1.034% Due 04/15/2020**	500,000	504,171
General Electric Capital Corp. Senior Unsecured Notes, 1.23% Due 03/15/2023**	2,000,000	2,025,700
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	788,000	816,763
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,041,512
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,351,801
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,122,912
Schlumberger Investment Senior Unsecured Notes, 1.950% Due 09/14/2016*	1,379,000	1,403,411
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,575,000	1,720,336
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	1,205,000	1,323,802
19.4% - Total Industrial		$15,943,368

Utilities
AT&T Inc. Senior Unsecured Notes, 0.800% Due 12/01/2015	155,000	155,012
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,651,264
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	1,280,000	1,444,716
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	1,000,000	1,000,000
Georgia Power Co. Senior Unsecured Notes, 0.750% Due 08/10/2015	943,000	944,172
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	450,000	483,015
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	1,290,000	1,319,167
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 01/15/2016	810,000	839,794
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	713,000	777,039
10.5% - Total Utilities		$8,614,179

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,044,680	4,126,205
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	2,493,850	2,540,026
United States Treasury Notes, 2.125% Due 12/31/2015	1,800,000	1,825,312
United States Treasury Notes, 4.250% Due 08/15/2015	1,450,000	1,472,317
12.1% - Total United States Government Treasury Obligations		$9,963,860

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.750% Due 01/30/2020**	3,000,000	3,001,386
FHLMC Step-up Coupon Notes, 0.875% Due 04/15/2020	3,000,000	3,000,525
FHLMC Step-up Coupon Notes, 1.000% Due 12/18/2019	4,000,000	4,006,564
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,010,000	1,012,646
13.4% - Total United States Government Agency Obligations		$11,021,121

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.240% Due 04/01/2042**	851,631	888,551
FHLMC CMO Series 2989 Class TG, 5.000% Due 06/15/2025	1,162,184	1,263,750
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	1,099,349	1,141,828
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	948,636	975,608
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	857,718	930,844
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,277,473	1,315,404
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	102,705	109,337
GNMA Pool 726475, 4.000% Due 11/15/2024	476,160	509,164
8.7% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$7,134,486

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	242,028
0.3% - Total Certificates of Deposit		$242,028

Taxable Municipal Bonds
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,410,000	1,435,761
Ohio General Obligation Unlimited - Build America Bonds, 1.970% Due 05/01/2015	1,470,000	1,471,985
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,139,138
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,436,907
6.7% - Total Taxable Municipal Bonds		$5,483,791

Total Fixed Income Securities 97.6%		$80,200,911
(Identified Cost $79,779,899)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	4,367,490	4,367,490
Total Cash Equivalents 5.3%		$4,367,490
(Identified Cost $4,367,490)

Total Portfolio Value 102.8%		$84,568,401
(Identified Cost $84,147,389)

Liabilities in excess of Other Assets -2.8%		$(2,339,692)

Total Net Assets 100.0%		$82,228,709

* 144A Restricted Security. The total fair value of such securities as of March 31, 2015 was $2,848,127 and represented 3.46% of net assets.

- Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318.

- Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389.

- Berkshire Hathaway Energy Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180.

- Berkshire Hathaway Energy Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80.

- Berkshire Hathaway Energy Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766.

** Variable Rate Security; the rate shown is as of March 31, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,060,000	$1,088,583
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,336,000	1,504,333
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,130,753
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,396,275
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,070,138
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/2016	1,200,000	1,201,180
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,300,000	1,333,657
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,046,839
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,224,035
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,600,921
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,179,919
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,112,791
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,115,000	1,142,878
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,020,060
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	500,000	509,454
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,400,000	1,432,487
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,324,114
25.0% - Total Finance		$20,318,417

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,065,406
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,200,000	1,232,642
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,439,201
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	1,000,000	1,065,949
General Electric Capital Corp. Senior Unsecured Notes, 1.234% Due 03/15/2023**	2,000,000	2,025,700
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	1,048,618
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,299,197
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,293,027
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,122,912
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	260,608
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,094,100
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	546,139
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,120,462
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	500,000	754,103
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	1,026,519
20.1% - Total Industrial		$16,394,583

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	820,000	849,390
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,651,265
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	699,577
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	400,000	400,000
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	496,545
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	551,166
Mississippi Power Company Senior Unsecured Notes, 5.550% Due 03/01/2019	275,000	312,487
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	700,000	715,827
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	647,816
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,128,684
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055*	1,182,000	1,157,581
Verizon Communications Senior Unsecured Notes, 6.550% Due 09/15/2043	122,000	158,863
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,119,545
12.2% - Total Utilities		$9,888,746

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	2,992,620	3,048,031
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	3,098,190	3,123,604
United States Treasury Bonds, 4.500% Due 11/15/2015	2,100,000	2,156,110

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

United States Treasury Notes, 2.000% Due 04/30/2016	1,000,000	1,017,969
United States Treasury Notes, 2.750% Due 11/15/2042	450,000	467,684
12.1% - Total United States Government Treasury Obligations		$9,813,398

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 12/18/2019	2,000,000	2,003,282
FHLMC Step-up Coupon Notes, 1.000% Due 01/28/2020**	2,000,000	2,001,138
FHLMC Step-up Coupon Notes, 0.875% Due 04/15/2020	2,500,000	2,500,438
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	825,000	941,483
9.2% - Total United States Government Agency Obligations		$7,446,341

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.240% Due 04/01/2042**	912,462	952,019
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	1,006,788	1,072,551
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	304,226	338,717
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,380,967	1,462,169
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/15/2041	387,198	398,208
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	468,533	528,195
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.256% Due 12/01/2041**	700,258	734,879
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	610,774	652,991
7.5% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,139,729

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,885
0.3% - Total Certificates of Deposit		$243,885

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	820,243
Cincinnati Ohio General Obligation, 5.300% Due 12/01/2020	1,000,000	1,001,510
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,182,240
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,071,410
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	348,813
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,615,509
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,364,128
9.1% - Total Taxable Municipal Bonds		$7,403,853

Non-Taxable Municipal Bonds
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	547,815
0.7% - Non-Total Taxable Municipal Bonds		$547,815

Total Fixed Income Securities 96.2%		$78,196,767
(Identified Cost $76,222,148)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,298,500
Total Preferred Stocks 1.6%		$1,298,500
(Identified Cost $1,188,310)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	3,525,632	3,525,632
Total Cash Equivalents 4.3%		$3,525,632
(Identified Cost $3,525,632)

Total Portfolio Value 102.1%		$83,020,899
(Identified Cost $80,936,090)

Other Assets in Excess of Liabilities -2.1%		$(1,705,180)

Total Net Assets 100%		$81,315,719

*	144A Restricted Security. The total fair value of such securities as of March 31, 2015 was $1,128,684 and represented 1.39% of net assets.

- Berkshire Hathaway Energy Co. Bond was purchased on October 12, 2012, for $1,223,180.

**	Variable Rate Security; the rate shown is as of March 31, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,000,000	$1,125,998
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,130,753
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,194,094
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	1,250,000	1,336,054
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,300,000	1,333,657
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,046,839
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,295,437
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,339,000	1,429,089
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,179,919
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,296,402
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,127,503
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,640,000	1,671,007
Wells Fargo & Company Subordinated Notes, 5.606% Due 01/15/2044	1,500,000	1,816,350
22.3% - Total Finance		$16,983,102

Industrial
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,100,000	1,129,922
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,061,763
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,560,050
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,550,185
Enterprise Products Senior Unsecured Notes, 5.200% Due 09/01/2020	1,285,000	1,447,880
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	2,025,700
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	900,329
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,299,197
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,175,479
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,122,912
Procter & Gamble Co., 5.500% Due 02/01/2034	1,000,000	1,305,159
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	633,521
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	1,500,000	2,262,309
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	1,026,519
24.3% - Total Industrial		$18,500,925

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	740,627
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,651,265
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	496,545
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	551,167
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	466,099
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	870,574
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,128,684
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055*	1,182,000	1,157,581
Verizon Communications Senior Unsecured Notes, 6.550% Due 09/15/2043	122,000	158,863
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,119,545
11.0% - Total Utilities		$8,340,950

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	997,540	1,016,010
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	3,098,190	3,123,604
United States Treasury Notes, 2.000% Due 04/30/2016	2,250,000	2,290,430
United States Treasury Notes, 2.750% Due 08/15/2042	2,350,000	2,446,019
11.7% - Total United States Government Treasury Obligations		$8,876,063

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 01/28/2020**	2,500,000	2,501,423
3.3% - Total United States Government Agency Obligations		2,501,423

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	912,462	952,019
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	266,198	296,378
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	41,043	42,468
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,380,967	1,462,169
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	774,397	796,415

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	436,074	477,438
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,059,291	1,194,180
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	700,258	734,879
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	524,598	569,323
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,461,252	1,526,648
FNMA Partner Certificate Pool 889050, 5.000% Due 12/01/2019	758,584	874,281
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	428,166	484,200
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	610,774	652,991
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	13,069	13,426
13.2% - Total United States Government Agency Obligations - Mortgage Backed Securities		$10,076,815

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,885
0.3% - Total Certificates of Deposit		$243,885

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	848,528
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,110,299
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,104,540
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	547,815
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	1,022,169
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	963,348
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,091,010
10.1% Total Taxable Municipal Bonds		$7,687,709

Total Fixed Income Securities 96.2%		$73,210,872
(Identified Cost $70,461,702)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,298,500
Total Preferred Stocks 1.8%		$1,298,500
(Identified Cost $1,195,738)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	936,153	936,153
Total Cash Equivalents 1.2%		$936,153
(Identified Cost $936,153)

Total Portfolio Value 99.2%		$75,445,525
(Identified Cost $72,593,593)

Other Assets in Excess of Liabilities 0.8%		$676,250

Total Net Assets 100.0%		$76,121,775

*	144A Restricted Security. The total fair value of such securities as of March 31, 2015 was $1,128,684 and represented 1.48% of net assets.

- Berkshire Hathaway Energy Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2014 was $113.676.

**	Variable Rate Security; the rate shown is as of March 31, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Ace Insurance Holdings Senior Unsecured Notes, 5.600% Due 05/15/2015	1,255,000	$1,261,565
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	655,000	671,714
AON Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	1,000,000	1,013,561
American Express Bank Senior Unsecured Notes, 6.000% Due 09/13/2017	1,925,000	2,133,701
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,000,000	1,073,561
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,643,300
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,070,138
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,500,000	1,529,796
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,000,000	1,025,955
JPMorgan Chase & Co. Subordinated Notes, 5.150% Due 10/01/2015	557,000	568,541
Key Bank NA Subordinated Notes, 5.450% Due 03/03/2016	1,860,000	1,935,256
Manufacturers and Traders Trust Co. Senior Unsecured Bank Floating Rate Notes, 0.5416% Due 03/07/2016	1,500,000	1,500,264
PNC Funding Corporation Guaranteed Notes, 5.125% Due 02/01/2017	789,000	848,181
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,350,000	1,377,039
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,000,000	2,134,562
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,079,487
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,500,000	1,531,173
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,200,000	1,230,004
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,020,060
US Bank NA Subordinated Notes, 3.778% Due 04/29/2020**	1,000,000	1,001,806
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	1,435,000	1,501,194
27.5% - Total Finance		$27,150,858

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	900,000	946,545
Cooper US Inc. Senior Unsecured Notes, 2.375% Due 01/15/2016	1,000,000	1,012,826
Becton Dickinson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,000,000	1,010,933
CR Bard Inc. Senior Unsecured Notes, 2.875% Due 01/15/2016	1,195,000	1,216,845
Enterprise Products Senior Unsecured Notes, 3.700% Due 06/01/2015	1,000,000	1,004,425
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 0.5389% Due 05/13/2024**	1,100,000	1,031,180
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020**	1,175,000	1,184,802
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2389% Due 04/15/2023**	1,000,000	1,006,882
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	1,000,000	1,117,207
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,041,512
Kroger Co. Senior Unsecured Notes, 1.200% Due 10/17/2016	500,000	501,415
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,114,999
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,093,000	1,227,343
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,073,571
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	500,000	549,296
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/2016	1,000,000	1,049,267
16.3% - Total Industrials		$16,089,048

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/2016	1,175,000	1,217,114
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	825,000	904,780
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,651,265
Verizon Wireless Senior Unsecured Notes, 1.350% Due 06/09/2017	1,000,000	1,000,656
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,123,318
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,000,000	993,089
Verizon Communications Senior Unsecured Notes, 2.500% Due 09/15/2016	686,000	700,599
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,420,000	1,547,539
9.3% - Total Utilities		$9,138,360

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,044,680	4,126,205
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	2,493,850	2,540,026
United States Treasury Notes, 2.000% Due 04/30/2016	5,000,000	5,089,845
United States Treasury Bond, 4.500% Due 02/15/2016	4,000,000	4,147,500
16.1% - Total United States Government Treasury Obligations		$15,903,576

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2015 - Unaudited

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.625% Due 11/26/2019**	1,700,000	1,701,156
FHLMC Step-up Coupon Notes, 0.500% Due 09/09/2017**	2,000,000	2,001,630
FHLMC Step-up Coupon Notes, 1.000% Due 12/18/2019	1,000,000	1,001,641
FHLMC Step-up Coupon Notes, 1.500% Due 01/16/2020	1,000,000	1,001,839
FHLMC Step-up Coupon Notes, 0.875% Due 04/15/2020	3,200,000	3,200,560
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019**	1,095,000	1,097,869
10.2% - Total United States Government Agency Obligations		$10,004,695

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	316,419	337,088
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041**	700,258	734,879
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,843,489	1,910,779
FNMA CMO Pool 833200, 5.500% Due 09/01/2035	1,118,069	1,281,174
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,916,209	1,973,107
GNMA Pool 726475, 4.000% Due 11/15/2024	476,160	509,164
GNMA Pool 728920, 4.000% Due 12/15/2024	745,099	796,095
7.6% - Total United States Government Agency Obligations - Mortgage Backed Securities		$7,542,286

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	242,028
0.3% - Total Certificates of Deposit		$242,028

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	1,500,000	1,503,930
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,000,000	1,018,270
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,026,250
3.6% - Total Municipal Bonds		$3,548,450

Total Fixed Income Securities 90.9%		$89,619,301
(Identified Cost $89,407,244)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	7,530,348	7,530,348
Total Cash Equivalents 7.6%		$7,530,348
(Identified Cost $7,530,348)

Total Portfolio Value 98.5%		$97,149,649
(Identified Cost $96,937,655)

Other Assets in Excess of Liabilities 1.5%		$1,508,120

Total Net Assets: 100.0%		$98,657,769

	Long	Unrealized
Futures Contracts	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring June 2015 (50 units per contract)	945	$(352,013)
(Notional Value of $97,707,803)

** Variable Rate Security; the rate shown is as of March 31, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2015:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$18,376,290	$—	$—	$18,376,290
Telecommunication Services	2,763,496	—	—	2,763,496
Consumer Staples	27,161,933	—	—	27,161,933
Consumer Discretionary	12,520,753	—	—	12,520,753
Energy	19,424,398	—	—	19,424,398
Financial Services	16,412,950	—	—	16,412,950
Health Care	13,923,110	—	—	13,923,110
Information Technology	30,904,938	—	—	30,904,938
Money Market Fund	7,990,793	—	—	7,990,793
Total	$149,478,661	$—	$—	$149,478,661

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$7,921,696	$—	$—	$7,921,696
Consumer Staples	6,472,997	—	—	6,472,997
Consumer Discretionary	6,848,889	—	—	6,848,889
Energy	5,490,103	—	—	5,490,103
Financial Services	5,962,344	—	—	5,962,344
Health Care	5,874,211	—	—	5,874,211
Information Technology	12,448,490	—	—	12,448,490
Money Market Fund	3,334,354	—	—	3,334,354
Total	$54,353,084	$—	$—	$54,353,084

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$3,193,628	$—	$—	$3,193,628
Industrials	9,574,074	—	—	9,574,074
Consumer Staples	3,157,566	—	—	3,157,566
Consumer Discretionary	7,232,336	—	—	7,232,336
Energy	2,155,710	—	—	2,155,710
Financial Services	9,221,721	—	—	9,221,721
Health Care	3,721,413	—	—	3,721,413
Information Technology	4,411,150	—	—	4,411,150
Utilities	950,922	—	—	950,922
Real Estate Investment Trusts	839,987	—	—	839,987
Money Market Fund	713,463	—	—	713,463
Total	$45,171,970	$—	$—	$45,171,970

Realty Fund	Level 1	Level 2	Level 3	Total
REIT – Residential	$1,850,341	$—	$—	$1,850,341
REIT – Diversified	1,873,352	—	—	1,873,352
REIT – Health Care Facilities	1,281,152	—	—	1,281,152
REIT – Hotels/Motels	677,847	—	—	677,847
REIT – Office	1,236,037	—	—	1,236,037
REIT – Industrial	726,297	—	—	726,297
REIT – Retail	3,226,829	—	—	3,226,829
REIT – Timber	467,525			467,525
Money Market Fund	48,921	—	—	48,921
Total	$11,388,301	$—	$—	$11,388,301

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,281,436	$—	$—	$1,281,436
Industrials	1,843,410	—	—	1,843,410
Telecommunication Services	1,844,029	—	—	1,844,029
Consumer Staples	1,494,850	—	—	1,494,850
Consumer Discretionary	1,877,573	—	—	1,877,573
Energy	1,396,415	—	—	1,396,415
Financial Services	4,821,136	—	—	4,821,136
Health Care	2,119,925	—	—	2,119,925
Information Technology	1,973,412	—	—	1,973,412
Utilities	516,730	—	—	516,730
Money Market Fund	256,898	—	—	256,898
Total	$19,425,814	$—	$—	$19,425,814

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$—	$54,713,424	$—	$54,713,424
Industrials	—	44,644,217	—	44,644,217
Utilities	—	21,002,006	—	21,002,006
U.S. Government Treasury Obligations	—	30,601,913	—	30,601,913
U.S. Government Agency Obligations	—	17,608,951	—	17,608,951
U.S. Government Agency Obligations – Mortgage-Backed	—	29,689,751	—	29,689,751
Certificates of Deposit	—	420,728	—	420,728
Taxable Municipal Bonds	—	20,196,695	—	20,196,695
Non-Taxable Municipal Bonds	—	4,453,411	—	4,453,411
Preferred Stocks	4,024,753	—	—	4,024,753
Money Market Fund	1,923,485	—	—	1,923,485
Total	$5,948,238	$223,151,096	$—	$229,099,334

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$—	$2,280,906	$—	$2,280,906
General Obligation – County	—	2,829,515	—	2,829,515
General Obligation – State	—	2,198,944	—	2,198,944
Higher Education	—	13,308,320	—	13,308,320
Hospital / Health	—	5,934,310	—	5,934,310
Revenue Bonds - Facility	—	4,090,375	—	4,090,375
Revenue Bonds – Water & Sewer	—	5,685,134	—	5,685,134
Other Revenue	—	3,836,584	—	3,836,584
School District	—	14,754,980	—	14,754,980
State Agency	—	3,917,394	—	3,917,394
Housing	—	1,022,388	—	1,022,388
Money Market Fund	807,771	—	—	807,771
Total	$807,771	$59,858,850	$—	$60,666,621

Johnson Institutional Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$21,798,078	$—	$21,798,078
Industrial	—	15,943,368	—	15,943,368
Utilities	—	8,614,179	—	8,614,179
U.S. Government Treasury Obligations	—	9,963,860	—	9,963,860
U.S. Government Agency Obligations	—	11,021,121	—	11,021,121
U.S. Government Agency Obligations – Mortgage-Backed	—	7,134,486	—	7,134,486
Certificates of Deposit	—	242,028	—	242,028
Taxable Municipal Bonds	—	5,483,791	—	5,483,791
Money Market Fund	4,367,490	—	—	4,367,490
Total	$4,367,490	$80,200,911	$—	$84,568,401

Johnson Institutional Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$20,318,417	$—	$20,318,417
Industrial	—	16,394,583	—	16,394,583
Utilities	—	9,888,746	—	9,888,746
U.S. Government Treasury Obligations	—	9,813,398	—	9,813,398
U.S. Government Agency Obligations	—	7,446,341	—	7,446,341
U.S. Government Agency Obligations – Mortgage-Backed	—	6,139,729	—	6,139,729
Certificates of Deposit	—	243,885	—	243,885
Taxable Municipal Bonds	—	7,403,853	—	7,403,853
Non-Taxable Municipal Bonds	—	547,815	—	547,815
Preferred Stocks	1,298,500	—	—	1,298,500
Money Market Fund	3,525,632	—	—	3,525,632
Total	$4,824,132	$78,196,767	$—	$83,020,899

Johnson Institutional Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$16,983,102	$—	$16,983,102
Industrial	—	18,500,925	—	18,500,925
Utilities	—	8,340,950	—	8,340,950
U.S. Government Treasury Obligations	—	8,876,063	—	8,876,063
U.S. Government Agency Obligations	—	2,501,423	—	2,501,423
U.S. Government Agency Obligations – Mortgage-Backed	—	10,076,815	—	10,076,815
Certificates of Deposit	—	243,885	—	243,885
Taxable Municipal Bonds	—	7,687,709	—	7,687,709
Preferred Stocks	1,298,500	—	—	1,298,500
Money Market	936,153	—	—	936,153
Total	$2,234,653	$73,210,872	$—	$75,445,525

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$27,150,858	$—	$27,150,858
Industrial	—	16,089,048	—	16,089,048
Utilities	—	9,138,360	—	9,138,360
U.S. Government Treasury Obligations	—	15,903,576	—	15,903,576
U.S. Government Agency Obligations	—	10,004,695	—	10,004,695
U.S. Government Agency Obligations – Mortgage-Backed	—	7,542,286	—	7,542,286
Certificates of Deposit	—	242,028	—	242,028
Taxable Municipal Bonds	—	3,548,450	—	3,548,450
Money Market	7,530,348	—	—	7,530,348
Sub-Total	$7,530,348	$89,619,301	$—	$97,149,649
Other Financial Instruments*	(352,013)	—	—	(352,013)
Total	$7,178,335	$89,619,301	$—	$96,797,636

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the three months ended March 31, 2015, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the three months ended March 31, 2015 was $90,239,135. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due to the Broker on futures contracts as of March 31, 2015 was $699,300.

Tax Cost of Securities

As of March 31, 2015, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$125,111,424	$25,447,159	$(1,079,923)	$24,367,236
Johnson Growth Fund	41,375,659	13,565,264	(587,839)	12,977,425
Johnson Opportunity Fund	37,260,464	9,320,546	(1,409,039)	7,911,507
Johnson Realty Fund	5,968,075	5,469,321	(49,095)	5,420,226
Johnson International Fund	15,902,564	4,400,017	(876,767)	3,523,250
Johnson Fixed Income Fund	219,137,025	10,239,063	(276,754)	9,962,309
Johnson Municipal Income Fund	58,250,366	2,482,932	(66,677)	2,416,255
JIC Institutional Bond Fund I	84,147,389	557,466	(136,454)	421,012
JIC Institutional Bond Fund II	80,936,090	2,229,751	(144,942)	2,084,809
JIC Institutional Bond Fund III	72,593,593	2,994,669	(142,737)	2,851,932
Johnson Enhanced Return Fund	96,937,655	464,212	(252,158)	212,054

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 14, 2015, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 28, 2015

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: May 28, 2015

* Print the name and title of each signing officer under his or her signature